Loss Per Class A and Class B Ordinary Share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Earnings per share [abstract]
Loss per Class A and Class B ordinary share

8 Loss per Class A and Class B ordinary share

(a)  Basic loss per Class A and Class B ordinary share

The calculation of basic loss per Class A and Class B ordinary share is based on the loss attributable to ordinary equity shareholders of the Company divided by weighted-average number of Class A and Class B ordinary shares outstanding.

In August 2024, the Company issued 12,806,568 ordinary shares to holders of Series D and Series D+ preferred shares at par value of USD0.00001 each and the Company was entitled an option to repurchase these ordinary shares if an IPO does not consummate on or before March 31, 2025. These ordinary shares were contingently returnable upon issuance; as such they were not initially treated as “outstanding” for the calculation of basic loss per ordinary share and were excluded from the calculation of loss per ordinary share amounts prior to the consummation of the IPO. However, upon the consummation of the IPO in October 2024 and consequently those shares were no longer subject to recall, the weighted average numbers of ordinary shares for the purpose of basic and diluted loss per share for the periods presented have been retrospectively adjusted for the bonus element in such issuance.

Upon and immediately prior to the completion of the IPO in October 2024, the Company adopted a dual- class share structure and all of the Company’s issued ordinary shares before the completion of the IPO were re-designated into 149,442,793 Class A ordinary shares and 54,414,873 Class B ordinary shares. For comparability in the basic and diluted loss per share amounts for the years presented, the historical share capital structure has been re-presented to reflect the re-designation retrospectively.

8 Loss per Class A and Class B ordinary share (Continued)

Holders of the Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. In respect of matters requiring the votes of shareholders, the holder of Class B ordinary shares is entitled to 40 votes per share, while the holders of Class A ordinary shares entitle to one vote per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

(i)	Weighted average number of Class A and Class B ordinary shares for the purpose of basic loss per Class A and Class B ordinary share

	For the six months ended
	June 30,
	2024	2025
	Number of	Number of
	shares	shares
	‘000	‘000
Issued Class A and Class B ordinary shares as of January 1	105,614	826,214
Effect of bonus element in issuance of Class A ordinary shares to Series D and Series D+ preferred shareholders	12,807	—
Effect of ordinary shares issued(1)	—	30,191
Effect of Class A ordinary shares surrendered	—	*
Effect of ordinary shares deemed to be in issue(2)	1,036	50,451
Weighted average number of Class A and Class B ordinary shares for the period	119,457	906,856

Note:

(1)	As disclosed in Note 20, during the six months ended June 30, 2025, the Company issued 60,000,000 Class A ordinary shares to its share depositary bank to be used to settle vested RSUs and share options upon their exercise. These Class A ordinary shares are legally issued and outstanding but are treated as shares held for the 2018 Share Plan for accounting purposes. As of June 30, 2025, 35,980,422 Class A ordinary shares had been used to settle the aforesaid vested RSUs and share options, and the remaining 24,019,578 Class A ordinary shares have been excluded from the computation of loss per Class A and Class B ordinary shares.
(2)	The ordinary shares deemed to be in issue represent the vested RSUs granted to qualified directors and employees.

8 Loss per Class A and Class B ordinary share (Continued)

(ii)  Calculations of basic loss per Class A and Class B ordinary share

	For the six months ended
	June 30,
	2024	2025
Loss attributable to ordinary shareholders of the Company (in RMB’000)	(881,700)	(791,517)
Weighted average number of Class A and Class B ordinary shares in issue (in ‘000)	119,457	906,856
Basic loss per Class A and Class B ordinary share (in RMB)	(7.38)	(0.87)

(b)  Diluted loss per Class A and Class B ordinary share

Diluted loss per Class A and Class B ordinary share is calculated by adjusting the weighted average number of Class A and Class B ordinary shares outstanding after adjustment for the effects of all dilutive potential ordinary shares.

There was no difference between basic and diluted loss per Class A and Class B ordinary share during the six months ended June 30, 2024 and 2025 due to the anti-dilutive effects of: 1) preferred shares and other financial instruments subject to redemption and other preferential rights issued by the Company; 2) non-redeemable preferred shares; and 3) the share options (Note 21).

10 Loss per Class A and Class B ordinary share

(a) Basic loss per Class A and Class B ordinary share

The calculation of basic loss per Class A and Class B ordinary share is based on the loss attributable to ordinary equity shareholders of the Company divided by weighted-average number of Class A and Class B ordinary shares outstanding.

In August 2024, the Company issued 12,806,568 ordinary shares to holders of Series D and Series D+ preferred shares at par value of USD0.00001 each and the Company was entitled an option to repurchase these ordinary shares if an IPO does not consummate on or before March 31, 2025. These ordinary shares were contingently returnable upon issuance; as such they were not initially treated as “outstanding” for the calculation of basic loss per ordinary share and were excluded from the calculation of loss per ordinary share amounts prior to the consummation of the IPO. However, upon the consummation of the IPO in October 2024 and consequently those shares were no longer subject to recall, the weighted average numbers of ordinary shares for the purpose of basic and diluted loss per share for the years presented have been retrospectively adjusted for the bonus element in such issuance.

Upon and immediately prior to the completion of the IPO in October 2024, the Company adopted a dual-class share structure and all of the Company’s issued ordinary shares before the completion of the IPO were re-designated into 149,442,793 Class A ordinary shares and 54,414,873 Class B ordinary shares. For comparability in the basic and diluted loss per share amounts for the years presented, the historical share capital structure has been re-presented to reflect the re-designation retrospectively.

Holders of the Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. In respect of matters requiring the votes of shareholders, the holder of Class B ordinary shares is entitled to 40 votes per share, while the holders of Class A ordinary shares entitle to one vote per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

10 Loss per Class A and Class B ordinary share (Continued)

(i)Weighted average number of Class A and Class B ordinary shares for the purpose of basic loss per Class A and Class B ordinary share

	For the year ended December 31,
	2022	2023	2024
	Number of	Number of	Number of
	shares	shares	shares
	’000	’000	’000
Issued Class A and Class B ordinary shares as of January 1	103,850	103,850	105,614
Effect of bonus element in issuance of ordinary shares to Series D and Series D+ preferred shareholders	12,807	12,807	12,807
Effect of ordinary shares issued	897	894	34,990
Effect of Class A ordinary shares issued upon IPO and exercise of the over-allotment option	—	—	16,350
Effect of Class A and Class B ordinary shares converted from preferred shares	—	—	100,188
Effect of ordinary shares repurchased	(332)	—	—
Effect of ordinary shares deemed to be in issue*	—	—	24,701
Weighted average number of Class A and Class B ordinary shares for the year	117,222	117,551	294,650

Note:

*	The ordinary shares deemed to be in issue represent the vested RSUs granted to qualified directors and employees.

(ii)Calculations of basic loss per Class A and Class B ordinary share

	For the year ended December 31,
	2022	2023	2024
Loss for the year (in RMB’000)	(1,298,496)	(1,949,101)	(2,516,808)
Deemed distribution to a preferred shareholder (in RMB’000) (Note 27(ii))	—	(32,767)	—
Loss attributable to ordinary shareholders of the Company (in RMB’000)	(1,298,496)	(1,981,868)	(2,516,808)
Weighted average number of Class A and Class B ordinary shares in issue (in ‘000)	117,222	117,551	294,650
Basic loss per Class A and Class B ordinary share (in RMB)	(11.08)	(16.86)	(8.54)

(b) Diluted loss per Class A and Class B ordinary share

Diluted loss per Class A and Class B ordinary share is calculated by adjusting the weighted average number of Class A and Class B ordinary shares outstanding after adjustment for the effects of all dilutive potential ordinary shares.

There was no difference between basic and diluted loss per Class A and Class B ordinary share during the years ended December 31, 2022, 2023 and 2024 due to the anti-dilutive effects of: 1) preferred shares and other financial instruments subject to redemption and other preferential rights issued by the Company (Note 23); 2) non-redeemable preferred shares (Note 29); and 3) the share options (Note 30); and 4) financial liabilities measured at FVTPL (Note 27).